Warrants (Details Textual) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 02, 2012	Nov. 30, 2012 October 31 2014 [Member]	Nov. 30, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Herman [Member]	Nov. 02, 2012 Mr Herman [Member]	Jul. 28, 2010 Warrants 2010 [Member]	Jul. 31, 2010 Warrants 2010 [Member]	Dec. 31, 2010 Warrants 2010 [Member]	May 09, 2011 Warrants 2011 [Member]	Dec. 31, 2011 Warrants 2011 [Member]	Nov. 30, 2012 Warrants 2012 [Member]	Oct. 31, 2012 Warrants 2012 [Member]	Dec. 31, 2012 Warrants 2012 [Member]	Nov. 29, 2012 Warrants 2012 [Member]	Nov. 02, 2012 Warrants 2012 [Member]	Nov. 02, 2012 Notes Payable To Stockholder [Member]
Purchase of Warrants					449,456					112,500			100,000			112,500		200,000	2,849,714
Purchase of Warrants, Total										225,000						225,000
Warrants, Exercisable Price							$ 0			$ 0.49	$ 0.49		$ 0.77		$ 0	$ 0.55	$ 0.40
Warrants, Expiration Period										Four Year Term	four year term		five year term			five year term	five year term
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%		0.00%	0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate												96.40%		102.80%	125.70%		123.90%
Fair Value Assumptions, Risk Free Interest Rate												1.07%		1.84%	0.63%		0.73%
Fair Value Assumptions, Expected Term												4 years		5 years	5 years		5 years
Share Price						$ 0.35						$ 0.53		$ 0.63			$ 0.35	$ 0.36
Fair Value, Per Share of Warrants												$ 0.36		$ 0.46	$ 0.30		$ 0.28
Issuance of Common Stock, private equity (in shares)																	125,000
Issuance of Stock and Warrants for Services or Claims	$ 30,023	$ 0	$ 0	$ 46,353								$ 81,771		$ 46,353
Number of Warrants Issued to Principals																112,500
Number of Shares to be Issued in Exchange of Warrants																225,000
Amount to be Raised in Equity as Per Stock Subscription Agreements																			2,000,000
Minimum Amount to be Raised in Equity as Per Stock Subscription Agreements																			2,000,000
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	$ 12,139,620		$ 12,807,271	$ 13,365,853															$ 1,250,000	$ 1,477,760
Number of Shares, Projected to be Issued to Convert Debt							4,222,000	4,222,000
Number of Warrants, Projected to be Issued to Convert Debt							2,111,000	2,111,000
Number of Warrants, Issued to Unaffiliated Consultants for Investor Relation Services																	200,000
Exercise Price of Warrants Issued to Unaffiliated Consultants for Investor Relation Services																	$ 0.40
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.55	$ 0.55										$ 0.55